Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DundeeWealth Funds
(1933 Act Registration No. 333-135371)
(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

On behalf of DundeeWealth Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that the statements of additional information dated February 1, 2013 for the Trust's Mount Lucas U.S. Focused Equity Fund, Smith Group Large Cap Core Growth Fund, JOHCM International Select Fund, JOHCM Emerging Markets Opportunities Fund, Dynamic Energy Income Fund, Dynamic Global Growth Fund, Dynamic World Growth Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the statements of additional information dated February 1, 2013 contained in the Trust's Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 28, 2013 (“PEA No. 44”). Additionally, pursuant to Rule 497(c) under the Securities Act, please find attached herewith for filing the final form of the Trust’s prospectuses each dated February 1, 2013. The prospectuses differ from those contained in PEA No. 44.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann

Prospectus
February 1, 2013

Dynamic Energy Income Fund
Ticker:  Class I - DWEIX
Class II - DWEJX
Institutional - DWEKX

Dynamic Global Growth Fund
Ticker:  Class I – DWGGX
Class II
Institutional

Dynamic World Growth Fund
(Formerly, Dynamic Growth Navigator Fund)
Ticker:  Class I - DWGNX
Class II
Institutional

Dynamic Canadian Equity Income Fund
Ticker:  Class I - DWGIX
Class II – DWGJX
Institutional – DWGKX

Dynamic Contrarian Advantage Fund
Ticker:  Class I - DWGVX
Class II – DWGWX
Institutional

Dynamic Gold & Precious Metals Fund
Ticker:  Class I - DWGOX
Class II – DWGPX
Institutional – DWGQX

Dynamic U.S. Growth Fund
Ticker:  Class I - DWUGX
Class II – DWUHX
Institutional - DWUIX

(collectively, the “Dynamic Funds”)
Each a series of DundeeWealth Funds

Investment Adviser:
DundeeWealth US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

DYNAMIC ENERGY INCOME FUND

Investment Objective: The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Energy Income Fund – Institutional Shares	Dynamic Energy Income Fund – Class I Shares	Dynamic Energy Income Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Other Expenses	0.63%(1)	0.73%	0.88%(1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.53%	1.63%	1.78%
Fee Waivers and Reimbursements	(0.54)%	(0.54)%	(0.54)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.99%	1.09%	1.24%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10,098	$43,040	$78,306	$177,755
Class I Shares	$278	$1,153	$2,089	$4,719
Class II Shares	$126	$508	$914	$2,050

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.92% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.  Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products.  Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law.  When investing in an income trust, GCIC US Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation.  In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.  However, MLP investors typically have no personal liability, similar to a corporation’s shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.   The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return
For the years ended December 31

Best Quarter 12/31/10	14.05%

Worst Quarter 9/30/11	(14.56)%

Average Annual Total Returns

For the Periods Ended December 31, 2012

	1 Year	Since Inception (August 18, 2009)*

Before Taxes	(7.13)%	11.22%

After Taxes on Distributions	(7.60)%	10.49%

After Taxes on Distributions and Sale of Fund Shares	(3.21)%	9.79%

Standard & Poor’s/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)	(2.67)%	4.27%

* While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Managers:

Oscar Belaiche, CFA Vice President & Portfolio Manager GCIC US Ltd. Length of Service: Since Inception
Jennifer Stevenson Vice President & Portfolio Manager GCIC US Ltd. Length of Service: Since 2010

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC GLOBAL GROWTH FUND

Investment Objective: The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Global Growth Fund – Institutional Shares	Dynamic Global Growth Fund – Class I Shares	Dynamic Global Growth Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Other Expenses(1)	2.37%	2.47%	2.62%
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	3.32%	3.42%	3.57%
Fee Waivers and Reimbursements	(2.27)%	(2.27)%	(2.27) %
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.05%	1.15%	1.30%
(1)	“Other Expenses” are estimated for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10,707	$80,895	$153,460	$345,813
Class I Shares	$293	$2,097	$3,958	$8,876
Class II Shares	$132	$883	$1,656	$3,687

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.  The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S.  The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S.  Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

 When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.   On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Manager:

Noah Blackstein, CFA
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC WORLD GROWTH FUND

Investment Objective: The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic World Growth Fund – Institutional Shares	Dynamic World Growth Fund – Class I Shares	Dynamic World Growth Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Other Expenses(1)	2.36%	2.46%	2.61%
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	3.31%	3.41%	3.56%
Fee Waivers and Reimbursements	(2.26)%	(2.26)%	(2.26)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.05%	1.15%	1.30%
(1)	“Other Expenses” are estimated for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10,707	$80,690	$153,058	$344,955
Class I Shares	$293	$2,092	$3,949	$8,854
Class II Shares	$132	$881	$1,652	$3,678

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.  The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Manager:

Alexander Lane
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments.  Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).  The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC CANADIAN EQUITY INCOME FUND

Investment Objective: The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund) (the “Fund”) is to seek high income and long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Canadian Equity Income Fund – Institutional Shares	Dynamic Canadian Equity Income Fund – Class I Shares	Dynamic Canadian Equity Income Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%	0.89%	0.89%
Other Expenses	3.87%(1)	3.97%	4.12%(1)
Shareholder Servicing Fee	None	0.10%	0.25%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	4.78%	4.88%	5.03%
Fee Waivers and Reimbursements	(3.79)%	(3.79)%	(3.79)%
Total Annual Fund Operating Expenses After Fee Waiver(3)	0.99%	1.09%	1.24%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
Acquired Fund Fees and Expenses (“AFFE”) represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of the Prospectus.

(3)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10,098	$109,751	$209,842	$462,004
Class I Shares	$278	$2,816	$5,361	$11,749
Class II Shares	$126	$1,170	$2,213	$4,817

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.89% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”).  The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors.  In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective.  While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation.  The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund: Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.  The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates.  Some REITs also originate loans or develop properties.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry.  REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.  However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.   The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance.  Performance reflects contractual fee waivers in effect.  The performance shown for periods prior to September 30, 2011 represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.  If fee waivers were not in place, performance would be reduced.  Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return
For the years ended December 31

Best Quarter
9/30/10	10.92%

Worst Quarter
6/30/10	(6.18)%

Average Annual Total Returns
For the Periods Ended December 31, 2012

	1 Year	Since Inception
		(April 1, 2009)*

Before Taxes	10.77%	17.86%

After Taxes on Distributions	10.51%	15.31%

After Taxes on Distributions and Sale of Fund Shares	7.94%	14.43%

Standard & Poor’s/Toronto Stock Exchange Equity Income Index
(reflects no deductions for fees, expenses or taxes)	10.08%	N/A**

Standard & Poor’s/Toronto Stock Exchange Composite Index
(reflects no deductions for fees, expenses or taxes)	9.62%	19.79%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.

** The Standard & Poor’s/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Managers:

Oscar Belaiche, CFA Vice President & Portfolio Manager GCIC US Ltd. Length of Service: Since Inception

Jason Gibbs, CFA Vice President & Portfolio Manager GCIC US Ltd. Length of Service: Since Inception

Jennifer Stevenson Vice President & Portfolio Manager GCIC US Ltd. Length of Service: Since 2010

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

 DYNAMIC CONTRARIAN ADVANTAGE FUND

Investment Objective: The investment objective of the Dynamic Contrarian Advantage Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Contrarian Advantage Fund – Institutional Shares	Dynamic Contrarian Advantage Fund – Class I Shares	Dynamic Contrarian Advantage Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Other Expenses	13.86%(1)	13.96%	14.11% (1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	14.71%	14.81%	14.96%
Fee Waivers and Reimbursements	(13.66)%	(13.66)%	(13.66)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.05%	1.15%	1.30%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10,707	$287,554	$513,247	$911,494
Class I Shares	$293	$7,247	$12,904	$22,849
Class II Shares	$132	$2,934	$5,205	$9,176

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.55% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.  GCIC US Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends.  Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason.  The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return
For the years ended December 31

Best Quarter
12/31/10	10.55%

Worst Quarter
9/30/11	(11.55)%

Average Annual Total Returns
For the Periods Ended December 31, 2012

	1 Year	Since Inception
		(April 2, 2009)*

Before Taxes	9.46%	10.23%

After Taxes on Distributions	9.41%	8.68%

After Taxes on Distributions and Sale of Fund Shares	6.21%	8.42%

Morgan Stanley Capital International (MSCI) World Index
(reflects no deductions for fees, expenses or taxes)	16.54%	15.93%

Russell Developed Large Cap Index
(reflects no deductions for fees, expenses or taxes)	16.91%	16.48%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312 .

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Managers:

David L. Fingold
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since Inception

Izet Elmazi
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since 2012

Mary Mathers
Portfolio Manager
GCIC US Ltd.
Length of Service: Since 2013

Don Simpson
Portfolio Manager
GCIC US Ltd.
Length of Service: Since 2013

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC GOLD & PRECIOUS METALS FUND

Investment Objective: The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Gold & Precious Metals Fund – Institutional Shares	Dynamic Gold & Precious Metals Fund – Class I Shares	Dynamic Gold & Precious Metals Fund – Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Other Expenses	0.64%(1)	0.74%	0.89% (1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.59%	1.69%	1.84%
Fee Waivers and Reimbursements	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.10%	1.20%	1.35%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$11,215	$45,391	$81,938	$184,784
Class I Shares	$306	$1,212	$2,179	$4,892
Class II Shares	$137	$531	$950	$2,118

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.56% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange.  Gold, silver and other precious metals will not be purchased in any form that is not readily marketable.  Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value.  Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States.  Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation.  Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets.  GCIC US Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts.  Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the strength of a company’s management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole.  Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets.  Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector.  Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price.  When inflation is low or expected to fall, prices tend to be weak.  The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return
For the years ended December 31

Best Quarter
9/30/12	27.74%

Worst Quarter
6/30/12	(18.28)%

Average Annual Total Returns

For the Periods Ended December 31, 2012

	1 Year	Since Inception
		(April 1, 2009)*

Before Taxes	(7.67)%	15.58%

After Taxes on Distributions	(9.65)%	13.13%

After Taxes on Distributions and Sale of Fund Shares	(4.99)%	12.21%

Standard & Poor’s/Toronto Stock Exchange Global Gold Index
(reflects no deductions for fees, expenses or taxes)	(12.76)%	3.22%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Manager:

Robert Cohen
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).  The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC U.S. GROWTH FUND

Investment Objective: The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic U.S. Growth Fund - Institutional Shares	Dynamic U.S. Growth Fund - Class I Shares	Dynamic U.S. Growth Fund - Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Other Expenses	0.50%(1)	0.60%	0.75%(1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.15%	1.25%	1.40%
Fee Waivers and Reimbursements	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	0.84%	0.99%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$7,558	$32,470	$59,337	$136,095
Class I Shares	$214	$890	$1,617	$3,688
Class II Shares	$101	$403	$727	$1,644

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 323.54% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.  Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:  The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return
For the years ended December 31

Best Quarter
9/30/10	22.36%
Worst Quarter
9/30/11	(16.50%)

Average Annual Total Returns
For the Periods Ended December 31, 2012

	1 Year	Since Inception
		(April 1, 2009)*
Before Taxes	6.60%	26.08%

After Taxes on Distributions	6.60%	24.29%

After Taxes on Distributions and Sale of Fund Shares	4.29%	21.80%

Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)	15.26%	19.48%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: GCIC US Ltd.

Portfolio Manager:

Noah Blackstein, CFA
Vice President & Portfolio Manager
GCIC US Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

More Information about the Funds

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.  Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Portfolio Composition

Certain of the Funds have a policy to invest, under normal circumstances, at least 80% of the value of their respective “assets” in certain types of investments suggested by their respective names (the “80% Policy”).  These policies are non-fundamental and can be changed by the Funds’ Board of Trustees upon 60 days’ prior notice to shareholders.  For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes.  A Fund must comply with its 80% Policy at the time the Fund invests its assets.  Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Foreign Investment Risk – Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention

(or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce its returns.  Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.  There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

Canadian Risk – The Canadian economy is dependent on the U.S. economy, as the U.S. is a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy.  In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Options Transactions Risk – The Dynamic Energy Income Fund and Dynamic Canadian Equity Income Fund may utilize options as part of their principal investment strategies.  Options are a type of derivative instrument that gives the holder the right to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.  The Fund may write (sell) covered call options or secured put options to generate additional income and, in the case of a covered call, to establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive and, in the case of a put, to acquire the related security at a price the Sub-Adviser believes to be attractive. Options may relate to particular securities, security indices or financial instruments.  A written call or secured put option is “covered” by the Fund owning the security underlying the option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price or using other permitted coverage methods.  The Fund may also engage in put option spreads whereby the Fund purchases and sells put options on the same security with the same expiration date, but at different strike prices.

The successful use of these investment practices depends on the Sub-Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Fund would have to be exercised in order for the Fund to realize any profit and (2) a Fund may not be able to sell portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively.

Forward Foreign Currency Contracts Risk – The Dynamic Contrarian Advantage Fund may employ as part of its principal investment strategy the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. This method of protecting the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Fund’s foreign assets. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses, which will prevent the Fund from achieving a complete hedge, or expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Precious Metals Investing Risk – The Dynamic Gold & Precious Metals Fund may invest in precious metals as part of its principal investment strategy.  Investments in precious metals, such as gold, silver, platinum and palladium, and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.  A Fund’s direct investment in precious metals is limited by tax considerations.  For tax reasons, the Fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver, platinum or palladium may fluctuate widely. The sole source of return to the Fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss.

Natural Resources Investing Risk – The Dynamic Energy Income Fund invests in companies engaged in natural resource activities as part of its principal investment strategy.  When the Fund invests in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments.   Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Infrastructure Investing Risk – The Dynamic Energy Income Fund and Dynamic Canadian Equity Income Fund each invest in infrastructure-related companies as part of their principal investment strategies.  Investments in infrastructure-related companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.  Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising  capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

REIT Risk – The Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund invest in REITs as part of their principal investment strategy. A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.  The Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates.  Some REITs also originate loans or develop properties.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-

liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain exemption from registration under the 1940 Act.  REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

MLP Risk – The Dynamic Energy Income Fund, Dynamic Contrarian Advantage Fund and Dynamic Canadian Equity Income Fund invest in MLPs as part of their principal investment strategies. The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.  However, MLP investors typically have no personal liability, similar to a corporation’s shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Small/Mid Cap Company Risk – Each of the Dynamic Funds may invest in small capitalization and mid capitalization companies as part of its principal investment strategy. Small capitalization and mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

Emerging Markets Risk – The Dynamic Global Growth Fund, Dynamic World Growth Fund and Dynamic Contrarian Advantage Fund may invest in emerging markets as part of their principal investment strategies. Government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Non-diversification Risk – Each of the Dynamic Funds, except for the Dynamic World Growth Fund and Dynamic Canadian Equity Income Fund, is non-diversified and invests in a limited number of securities.  Non-diversification risk is the risk that a Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

Portfolio Turnover – A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s or Sub-Adviser’s control.  These transactions will increase a Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies. The Funds will normally invest in the types of securities described in this prospectus.  In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).  Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions.  During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If a Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Funds’ portfolio holdings, current as of month-end, will be available on the Funds’ website at www.dundeewealthus.com  no earlier than 10 days, and generally within 60 days, after the end of each calendar month.  This information will remain available on the website until the Funds file with the SEC their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Funds may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Investment Adviser

DundeeWealth US, LP (the “Adviser” or “DundeeWealth”) serves as the investment adviser to the Funds.  The Adviser’s principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312.  On or about February 28, 2013, the Adviser is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.  As of December 31, 2012, DundeeWealth had approximately $475 million in assets under management.  Subject to the Board of Trustees’ supervision, DundeeWealth continuously reviews, supervises and administers the Funds’ investment programs.  DundeeWealth also ensures compliance with the Funds’ investment policies and guidelines.  For its services, the Adviser is entitled to a management fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. The table also indicates the actual management fees paid as a percentage of average net assets for the fiscal year ended September 30, 2012, after taking into account fee waivers and expense reimbursements.

Fund	Contractual Management Fee	Management Fees Paid

Dynamic Energy Income Fund	0.90%	0.52%
Dynamic Global Growth Fund	0.95%	N/A
Dynamic World Growth Fund	0.95%	N/A
Dynamic Canadian Equity Income Fund	0.89%	0.00%
Dynamic Contrarian Advantage Fund	0.85%	0.00%
Dynamic Gold & Precious Metals Fund	0.95%	0.63%
Dynamic U.S. Growth Fund	0.65%	0.47%

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Institutional, Class I Shares and Class II Shares of each of the Funds from exceeding the following annual percentage rates of their average daily net assets, until January 31, 2014.

	Average Daily Net Assets
Fund	Institutional	Class I	Class II

Dynamic Energy Income Fund	0.99%	1.09%	1.24%
Dynamic Global Growth Fund	1.05%	1.15%	1.30%
Dynamic World Growth Fund	1.05%	1.15%	1.30%
Dynamic Canadian Equity Income Fund	0.99%	1.09%	1.24%
Dynamic Contrarian Advantage Fund	1.05%	1.15%	1.30%
Dynamic Gold & Precious Metals Fund	1.10%	1.20%	1.35%
Dynamic U.S. Growth Fund	0.74%	0.84%	0.99%

If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to a Fund, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of such Fund (excluding taxes, extraordinary expenses, broker commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver of reimbursement.

As investment adviser to the Funds, DundeeWealth has responsibility over any Sub-Adviser.

Investment Sub-Adviser

GCIC US Ltd. (“GCIC US”), an affiliate of the Adviser, serves as Sub-Adviser to the Funds.  The Sub-Adviser’s principal place of business is Dundee Place, 1 Adelaide St. E., Ste. 2900, Toronto, ON MSC 2V9.  As Sub-Adviser, GCIC US makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of December 31, 2012, GCIC US had approximately $410 million in assets under management and advisement.  For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Funds’ semi-annual report to shareholders for the six months ended March 31, 2011.

Investment Teams

For purposes of the biographies below, GCIC US and its parent company, GCIC Ltd., are generally referred to herein as GCIC (“GCIC”).  Each Fund is managed by one or more investment professionals.  All members of the investment team for a Fund play an integral part in selecting securities investments for the Fund.  The members of the Funds’ management teams and the name of the Funds each is responsible for the day-to-day management of are listed below.

Oscar Belaiche, HBA, FICB, CFA
Dynamic Energy Income Fund
Dynamic Canadian Equity Income Fund

Oscar Belaiche joined GCIC in 1997.  Oscar serves as a portfolio manager, along with Jennifer Stevenson, on the Dynamic Energy Income Fund.  He also serves as a portfolio manager, along with Jason Gibbs and Jennifer Stevenson, on the Dynamic Canadian Equity Income Fund.  Oscar leads Dynamic’s award-winning Equity Income investment team.  In that capacity, his duties include oversight of income focused portfolios, with investments in energy income and growth companies, dividend paying equities, global real estate securities and other income producing securities.  Previously, Oscar spent seven years at The Prudential Insurance Company of America as Vice President of Property Investments, responsible for their Canadian investment portfolio of 43 commercial properties.  Oscar graduated in 1980 with an Honours B.A. in Business Administration from the University of Western Ontario.  He holds the Chartered Financial Analyst designation and is a Fellow of the Institute of Canadian Bankers.

Jennifer Stevenson, B. Comm., MBA
Dynamic Energy Income Fund
Dynamic Canadian Equity Income Fund

Jennifer Stevenson joined GCIC in 2010 and is a member of Dynamic’s award-winning Equity Income investment team.  Jennifer serves as a portfolio manager along with Oscar Belaiche, for the Dynamic Energy Income Fund.  She also serves as a portfolio manager along with Oscar Belaiche and Jason Gibbs on the Dynamic Canadian Equity Income Fund. Prior to joining GCIC, Jennifer served as Managing Director, Portfolio Management at Qwest Investment Management Corp., where she was responsible for the identification and selection of oil and gas investment opportunities.  Ms. Stevenson also has a wealth of energy investment banking experience that includes a senior position with Dundee Capital Markets, a division of DundeeWealth. Furthermore, she draws on experience from previous positions at leading Canadian oil and gas producers and suppliers.  Ms. Stevenson has an Advanced Certificate in Petroleum Land Contract Administration.  She has a Masters in Business Administration in Finance from the University of Alberta and a Bachelor of Commerce degree in Marketing and Finance from the University of Calgary.

Noah Blackstein, B.A., CFA
Dynamic Global Growth Fund
Dynamic U.S. Growth Fund

Noah Blackstein joined GCIC in 1997 and is a member of the firm’s Power Growth investment team.  Noah serves as a lead portfolio manager of the Dynamic U.S. Growth Fund and the Dynamic Global Growth Fund.  Previously, Noah served as Associate Portfolio Manager at BPI Mutual Funds.  Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs.  Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

Alexander Lane, B.Comm. (Hons.), CFA
Dynamic World Growth Fund

Alexander Lane joined GCIC in 2000, where he is a member of the firm’s Power Growth investment team.  Alex serves as lead portfolio manager for the Dynamic World Growth Fund.  Previously, Alex was a Vice President at TD Asset Management Inc. where he covered Canadian small cap and global technology stocks as a research analyst.  He joined TD Bank Financial Group in 1991 and served in various positions before entering the investment management business in 1996.  Alex holds the Chartered Financial Analyst designation and is a graduate of Queen’s University.

Jason Gibbs, BAcc., CA, CFA
Dynamic Canadian Equity Income Fund

Jason Gibbs joined GCIC in 2002.  Jason is a member of the firm’s Equity Income team.  Jason serves as lead portfolio manager of the Dynamic Canadian Equity Income Fund.  Jason has research and portfolio management responsibilities, conducting detailed financial analysis to find attractive opportunities in dividend paying equity securities and companies focused on infrastructure investments.  Jason joined Dynamic Funds in 2000 as a manager of fund valuation services.  Prior to that role, he was a senior manager of fund valuation at Canada Trust and an auditor with Deloitte and Touche LLP.  Jason received his Bachelor of Accounting from Brock University.  He also holds the Chartered Accountant and Chartered Financial Analyst designations.

David L. Fingold, BSc. Management
Dynamic Contrarian Advantage Fund

David L. Fingold joined GCIC in 2002.  David serves as lead portfolio manager for the Dynamic Contrarian Advantage Fund.  David has close to 20 years of business, operational and investment experience including senior positions in corporate finance, sales, purchasing and marketing in the manufacturing, transportation and distribution industries.  Prior to joining GCIC, David worked for seven years sourcing and evaluating investment opportunities for a privately owned merchant bank.  David earned a BSc. with High Distinction in Management from Babson College in Wellesley, Massachusetts.

Izet Elmazi, CA, CFA
Dynamic Contrarian Advantage Fund

Izet Elmazi joined GCIC in 2008.  Izet has an extensive professional history in financial analysis. He began his career in public accounting working with Arthur Andersen and Deloitte & Touche where he assumed progressively senior levels of responsibility until joining TD Newcrest in 2003 as an equity research associate. At TD, Izet was responsible for fundamental analysis and financial modeling in the software and information technology sectors. Izet received a Bachelor of Commerce degree from the University of Toronto in 1998, attained his Chartered Accountant designation in 2001 and gained his Chartered Financial Analyst designation in 2005.

Mary Mathers, BSc, MBA, CFA
Dynamic Contrarian Advantage Fund

Mary Mathers joined GCIC in 2012. Mary has over 14 years of investment industry experience. Mary began her time in the industry at McLean Budden where she spent 12 years. Mary started as an analyst covering multiple sectors and was promoted to the US and Global Value equity teams, while maintaining a focus in the industrial and technology sectors. Mary also has six years of experience with Imperial Oil and Canadian Pacific where she worked in the information technology groups, prior to completing her MBA. After completing her MBA, Mary worked at UBS and Scotia Capital where she was a research associate for the industrial and technology analysts. Mary earned an Honours Co-op BSc, Physics from the University of Waterloo, and an MBA from the Schulich School of Business. She has been a CFA charter holder since 2000.

Don Simpson, BBA, CFA
Dynamic Contrarian Advantage Fund

Don Simpson joined GCIC in 2012. Don has over 17 years of investment industry experience. Don began his investment career at MCAP, the mortgage division of Mutual Life. Initially, he ran the division's mortgage trading and securitization business. Later, he ran an in-house fund that invested in income trusts and oil and gas royalty trusts. In 1999, Don worked as a real estate analyst and was involved in managing a public real estate portfolio and underwriting large real estate projects. From 2000-2004, Don was an investment analyst with the Canadian Equity team of a major Canadian mutual fund company until being promoted to portfolio manager in 2004. From 2004-2007 Don was Lead Manager or Co-Manager on several funds at the same company. Don was lead manager of the equity portion of a large Canadian balanced fund and was also responsible for the asset allocation decisions. Don received a Bachelor of Business Administration from Bishop's University in 1994, and gained his Chartered Financial Analyst designation in 1998.

Robert Cohen, B.A.Sc., (Min. Process Eng) MBA, CFA
Dynamic Gold & Precious Metals Fund

Robert Cohen joined GCIC in 1998.  Robert serves as lead portfolio manager for the Dynamic Gold & Precious Metals Fund. Robert is a Vice President of GCIC focusing on investment research and security selection in the metals and mining industry. Robert is a mineral process engineer by training and has extensive experience in the mining industry, including work as an engineer and assistant to the V.P. of South American Projects for a junior mining company; and as a Corporate Development Adviser for an international gold mining firm.  Robert completed his Bachelor of Applied Sciences in Mineral Process Engineering at the University of British Columbia in 1992.  Robert received his Master’s in Business Administration from the University of British Columbia and holds the Chartered Financial Analyst designation.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Funds, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Institutional Shares is $1,000,000, the minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000.  There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Funds do not accept third-party checks or credit card purchases.  The Funds may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other circumstances at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.  You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason.  The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Funds’ policy on short-term trading, see “Market Timing Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.  Please contact the Funds for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Funds calculate the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Funds may telephone you to verify information you have provided.  If you do not provide the required information, or if the Funds’ representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Funds reserve the right to calculate the NAV as of the earlier closing time.

How the Funds Calculate NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, each Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

As the Funds invest in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required to sell your shares.  The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds.  For more information about the Funds’ policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

You may exchange Institutional Shares of a Fund for Institutional Shares of any other DundeeWealth Fund.  You may exchange Class I Shares of a Fund for Class I Shares of any other DundeeWealth Fund.  You may exchange Class II Shares of a Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.  If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds’ holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees.  For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

●
Shareholders are restricted from making more than 4 “round trips” into or out of a Fund in any calendar year.  If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders.  The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

●
The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.  Purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Funds, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if they are unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds.  If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Funds reserve the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law.  The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plan

The Funds have adopted Shareholder Servicing Plans (the “Service Plans”) that allow Class I and Class II Shares of each Fund to use their assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I Shares’ and 0.25% of its Class II Shares’ average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Funds’ SAI.  The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  A Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to DundeeWealth Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

Distributions

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.  The Energy Income Fund and Canadian Equity Income Fund expect to declare and pay distributions, if any, quarterly, however it may declare and pay distributions more or less frequently.  If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing prior to the date of the distribution.  Your election will be effective for distributions paid after the Funds receive your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Funds’ distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax).    Also, Fund distributions to noncorporate shareholders attributable to “qualified dividends” received by a Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations.  The high anticipated portfolio turnover rates of the Dynamic U.S. Growth Fund and Dynamic World Growth Fund make it likely that a significant portion of their distributions will not qualify for this favorable rate.  For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund’s ex-dividend date.

The investment by a Fund in MLPs or Canadian Income Trusts or may result in Fund distributions a portion of which are returns of capital for U.S. federal income tax purposes.  A distribution that constitutes a return of capital will generally be nontaxable to the extent of your basis in Fund shares, but will reduce that basis.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of a Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities.  If more than 50% of a Fund’s assets in a given year consist of foreign securities, the Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund.  If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method.  In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to “backup withholding” by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so that they are “exempt recipients” or are otherwise not subject to backup withholding.  The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax.  In addition, for taxable years of the Funds beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax.  All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning January 1, 2014, the Funds will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply to the portions of the Funds’ distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in a Fund could have additional tax consequences.  This summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

Additional tax information is provided in the Funds’ SAI.

Financial Highlights

The following financial highlights are intended to help you understand the Funds’ financial performance since inception.  The table that follows presents performance information about Class I Shares of the Funds.  Some of the information is presented on a per share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund.  The information for the fiscal years ended September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2012 fiscal year, KPMG LLP’s report, along with the Funds’ financial statements, is included in the Funds’ 2012 Annual Report, which is available, without charge, upon request.  Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of DundeeWealth Funds. Class I shares of the Dynamic Global Growth Fund and Dynamic World Growth Fund and Institutional Shares and Class II shares of each Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented for these Funds and Classes.

DYNAMIC ENERGY INCOME FUND – CLASS I SHARES
For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)

Net Asset Value - Beginning of Period	$12.38	$12.39	$11.10	$10.00
Income (loss) from Investment Operations:
Net investment income(1)	0.54	0.50	0.58	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91	(0.24)	1.68	1.01
Total from investment operations	1.45	0.26	2.26	1.10

Less Distributions:
Dividends from net investment income	(0.42)	(0.25)	(0.87)	--
Distributions from realized capital gains	(0.17)	(0.03)	(0.10)	--
Total distributions	(0.59)	(0.28)	(0.97)	--
Redemption fees added to paid-in capital(1)	0.00(2)	0.01	0.00(2)	--

Net Asset Value – End of Period	$13.24	$12.38	$12.39	$11.10

Total Return(4)	11.87%	1.98%	20.94%	11.00%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$26,734	$27,746	$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	1.58%	1.88%	10.43%	49.80%(6)
After expense reimbursement/waiver	1.15%	1.15%	1.15%	1.15%(6)
Net investment income: After expense reimbursement/waiver	4.03%	3.60%	4.82%	6.54%(6)
Portfolio turnover rate	78.92%	120.19%	59.98%	20.50%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005 per share.
(3)	The Fund commenced investment operations on August 14, 2009.
(4)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)	Non-annualized.
(6)	Annualized.

DYNAMIC CANADIAN EQUITY INCOME FUND – CLASS I SHARES
(formerly, Dynamic Infrastructure Fund)
For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(2)
Net Asset Value - Beginning of Period	$12.19	$12.80	$12.77	$10.00
Income from Investment Operations:
Net investment income(1)	0.44	0.27	0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.92	0.65	1.45	2.66
Total from investment operations	2.36	0.92	1.62	2.77

Less Distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.31)	--
Distributions from realized capital gains	(1.03)	(1.31)	(1.28)	--
Total distributions	(1.29)	(1.53)	(1.59)	--

Net Asset Value – End of Period	$13.26	$12.19	$12.80	$12.77

Total Return(3)	20.48%	7.62%	13.54%	27.70%(4)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$7,236	$896	$725	$639
Operating expenses:
Before expense reimbursement/waiver	4.82%	12.72%	20.26%	31.45%(5)
After expense reimbursement/waiver	1.25%	1.25%	1.25%	1.25%(5)
Net investment income: After expense reimbursement/waiver	3.41%	2.15%	1.37%	1.92%(5)
Portfolio turnover rate	29.89%	133.40%	136.31%	60.18%(4)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	The Fund commenced investment operations on March 31, 2009.
(3)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(4)	Non-annualized.
(5)	Annualized.

DYNAMIC CONTRARIAN ADVANTAGE FUND– CLASS I SHARES
For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)
Net Asset Value - Beginning of Period	$11.09	$12.02	$11.72	$10.00
Income from Investment Operations:
Net investment income(1)	0.08	0.12	0.14	0.09
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	0.98	0.20	0.91	1.63
Total from investment operations	1.06	0.32	1.05	1.72

Less Distributions:
Dividends from net investment income	--	(0.29)	(0.39)	--
Distributions from realized capital gains	(1.26)	(0.96)	(0.36)	--
Total distributions	(1.26)	(1.25)	(0.75)	--
Redemption fees added to paid-in capital(1)	0.01	0.00(2)	--	--

Net Asset Value – End of Period	$10.90	$11.09	$12.02	$11.72

Total Return(4)	10.69%	1.91%	8.95%	17.20%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$720	$676	$702	$586
Operating expenses:
Before expense reimbursement/waiver	14.71%	15.20%	19.97%	34.14%(6)
After expense reimbursement/waiver	1.15%	1.15%	1.15%	1.15%(6)
Net investment income: After expense reimbursement/waiver	0.72%	0.99%	1.15%	1.67%(6)
Portfolio turnover rate	77.55%	166.56%	105.20%	69.40%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005 per share.
(3)	The Fund commenced investment operations on March 31, 2009.
(4)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)	Non-annualized.
(6)	Annualized.

DYNAMIC GOLD & PRECIOUS METALS FUND– CLASS I SHARES
For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(2)
Net Asset Value - Beginning of Period	$19.47	$21.75	$13.15	$10.00
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.18)	(0.23)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.24)	(1.93)	9.45	3.22
Total from investment operations	(0.42)	(2.16)	9.24	3.15

Less Distributions:
Dividends from net investment income	(1.10)	(0.04)	(0.54)	--
Distributions from realized capital gains	(1.10)	(0.13)	(0.13)	--
Total distributions	(2.20)	(0.17)	(0.67)	--
Redemption fees added to paid-in capital(1)	0.05	0.05	0.03	--

Net Asset Value – End of Period	$16.90	$19.47	$21.75	$13.15

Total Return(3)	(1.15)%	(9.88)%	72.84%	31.50%(4)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$44,187	$42,792	$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	1.59%	1.56%	6.33%	31.36%(5)
After expense reimbursement/waiver	1.25%	1.25%	1.25%	1.25%(5)
Net investment loss: After expense reimbursement/waiver	(1.10)%	(0.97)%	(1.15)%	(1.16)% (5)
Portfolio turnover rate	75.56%	52.69%	35.60%	5.43%(4)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	The Fund commenced investment operations on March 31, 2009.
(3)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(4)	Non-annualized.
(5)	Annualized.

DYNAMIC U.S. GROWTH FUND– CLASS I SHARES
For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)
Net Asset Value - Beginning of Period	$18.83	$16.36	$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain on investments	4.21	2.82	5.80	2.37
Total from investment operations	4.05	2.66	5.67	2.32

Less Distributions:
Dividends from net investment income	--	--	(0.23)	--
Distributions from realized capital gains	(0.50)	(0.24)	(1.40)	--
Total distributions	(0.50)	(0.24)	(1.63)	--
Redemption fees added to paid-in capital(1)	0.07	0.05	0.00(2)	--

Net Asset Value – End of Period	$22.45	$18.83	$16.36	$12.32

Total Return(4)	22.31%	16.54%	49.82%	23.20%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$59,007	$53,332	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.25%	1.32%	6.14%	30.21%(6)
After expense reimbursement/waiver	0.95%	0.95%	0.95%	0.95%(6)
Net investment loss: After expense reimbursement/waiver	(0.75)%	(0.80)%	(0.90)%	(0.83)% (6)
Portfolio turnover rate	323.54%	358.15%	244.38%	205.10%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005 per share.
(3)	The Fund commenced investment operations on March 31, 2009.
(4)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)	Non-annualized.
(6)	Annualized.

DundeeWealth Funds

Investment Adviser	Legal Counsel
DundeeWealth US, LP	Drinker Biddle & Reath LLP
1160 West Swedesford Road	One Logan Square, Ste. 2000
Suite 140	Philadelphia, PA 19103-6996
Berwyn, PA 19312

On or about February 28, 2013,
DundeeWealth US, LP is relocating to:
1055 Westlakes Drive
Suite 301
Berwyn, PA 19312

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME  04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI):  The SAI includes detailed information about the Funds and DundeeWealth Funds.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:  Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone: 1-888-572-0968

DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679
Providence, RI 02940-9679

By Internet: The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds’ website at http://www.dundeewealthus.com.

From the SEC:  You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds’ Investment Company Act registration number is 811-21913.

Prospectus

February 1, 2013

JOHCM Emerging Markets Opportunities Fund

Institutional Shares (Ticker: JOEMX)
Class I Shares (Ticker: JOEIX)
Class II Shares (Ticker: JOEAX)

JOHCM International Select Fund
Class I Shares (Ticker: JOHIX)
Class II Shares (Ticker: JOHAX)

(collectively, the “JOHCM Funds”)
Each a series of DundeeWealth Funds

Investment Adviser:
DundeeWealth US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

Investment Objective: The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%
Other Expenses(1)	0.85%	0.95%	1.10%
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.90%	2.00%	2.15%
Fee Waivers and Reimbursements	(0.61)%	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.29%	1.39%	1.54%
(1)	“Other Expenses” are estimated for the current fiscal year.
(2)
DundeeWealth US, LP (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years
Institutional Shares	$13,139	$53,780
Class I Shares	$354	$1,421
Class II Shares	$157	$614

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests, under normal conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets.  The Fund may invest in emerging market companies of any size, including small and mid capitalization companies in order to achieve its objective.  Emerging market countries include countries included in the MSCI

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Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

The Fund’s investment style can be considered as growth at a reasonable price (GARP).  GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments for the Fund.  JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to invest in companies that possess attractive fundamentals and fit with the Sub-Adviser’s top-down country views within the emerging markets.  The Fund will typically own between 40 and 60 companies that the Sub-Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.  The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets.

In addition, the Fund  may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.

Principal Risks of Investing in the Fund: Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bond and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.  These risks are greater for securities of companies in emerging market countries because emerging market countries may have less stable governments, more volatile currencies and less established markets.

Other risks include settlement, operational, custodial valuation risk, which is defined by the lack of active trading in emerging markets that may make it difficult to obtain an accurate price for a security held by the Fund.

Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

P-notes, in which the Fund may invest, represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

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The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund has no investment performance information to report. After the Fund has had operations for at least one full calendar year, a bar chart and table will show the Fund’s performance from year to year.  The Fund intends to compare its performance to the Morgan Stanley Capital International Emerging Markets NR Index as its primary benchmark and the Russell Emerging Markets Large Cap Index as a secondary benchmark.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: JO Hambro Capital Management Ltd.

Portfolio Managers:

James Syme, CFA Senior Fund Manager JO Hambro Capital Management Ltd. Length of Service: Since Inception
Paul Wimborne Fund Manager JO Hambro Capital Management Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the  Fund for the first time, you must invest at least $1,000,000.  To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments.  Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements.  The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).  The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by

3

influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

JOHCM INTERNATIONAL SELECT FUND

Investment Objective:   The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund:   This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses	0.41%	0.66%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	1.26%	1.51%
Fee Waivers and Reimbursements (1)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver	1.09%	1.34%
(1)
The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% for Class I Shares and 1.34% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $ 25,000 in Class I Shares of the Fund and $ 10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $ 25,000 in Class I Shares of the Fund and $ 10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$278	$957	$1,688	$3,769
Class II Shares	$136	$461	$808	$1,787

Portfolio Turnover:   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.69% of the average value of its portfolio.

Principal Investment Strategy : The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States.  The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

5

To achieve its investment objective, JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to identify and make investments in foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Principal Risks of Investing in the Fund :   Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information : The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  After-tax returns are shown for Class I only and will vary for Class II Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  Past performance (before and

6

after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return – Class I
For the years ended December 31

Best Quarter

9/30/10	20.80%

Worst Quarter

9/30/11	(21.00)%

Average Annual Total Returns
For the Periods Ended December 31, 2012

	1 Year	Since Inception*

Class I Shares – Before Taxes	15.48%	9.50%

Class I Shares – After Taxes on Distributions	15.46%	9.46%

Class I Shares – After Taxes on Distributions and Sale of Fund Shares	10.28%	8.27%

Morgan Stanley Capital International EAFE Index	17.90%	7.32%
(reflects no deductions for fees, expenses or taxes)

Russell Developed ex-North America Large Cap Index
(reflects no deductions for fees, expenses or taxes)	18.42%	7.83%

Class II Shares – Before Taxes	15.15%	7.49%

Morgan Stanley Capital International EAFE Index
(reflects no deductions for fees, expenses or taxes)	17.90%	4.05%

Russell Developed ex-North America Large Cap Index
(reflects no deductions for fees, expenses or taxes)	18.42%	4.37%

* While Class I Shares of the Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009.  Class II Shares commenced operations on March 31, 2010.

7

Investment Adviser : DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312 . O n or about February 28, 2013, DundeeWealth US, LP is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: JO Hambro Capital Management Ltd.

Portfolio Managers:

Christopher J.D. Lees, CFA
Senior Fund Manager
JO Hambro Capital Management Ltd.
Length of Service: Since 2008

Nudgem Richyal, CFA
Fund Manager
JO Hambro Capital Management Ltd.
Length of Service: Since 2008

Purchasing, Selling and Exchanging Fund Shares : To purchase Class I Shares of the Fund for the first time, you must invest at least $ 25,000.   To purchase Class II Shares of the Fund for the first time, you must invest at least $ 2,000.   There is no minimum for subsequent investments.   Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).   The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire : To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information : The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries : If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information .

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More Information About The Funds

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in a Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Portfolio Composition

The Funds each have a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”).  This is a non-fundamental investment policy that can be changed by the Funds’ Board of Trustees upon 60 days’ prior notice to shareholders.  For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.  A Fund must comply with its 80% Policy at the time the Fund invests its assets.  Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Foreign Investment Risk – Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

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entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.  As a result, a Fund’s investments in foreign currency-denominated securities may reduce its returns.  Although the Sub-Adviser generally does not intend to hedge foreign currency exposure in a Fund’s portfolio, it may from time to time do so.  Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.  There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

Small/Mid Cap Company Risk – Small capitalization and mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

Emerging Markets Risk – Government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Participatory Notes Risk –Each Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. Participatory notes are equity access products structured as debt obligations, which generally are traded over-the-counter.  The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Funds are relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities.  The Funds may take long or short positions in participatory notes.

Portfolio Turnover – A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are

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not within the Sub-Adviser’s control.  These transactions will increase a Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies.    The Funds will normally invest in the types of securities described in this prospectus.  In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).  Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions.  During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If a Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Funds’ portfolio holdings, current as of month-end, will be available on the Funds’ website at www.dundeewealthus.com  no earlier than 10 days, and generally within 60 days, after the end of each calendar month.  This information will remain available on the website until the Funds file with the SEC their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Funds may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Investment Adviser

DundeeWealth US, LP (the “Adviser” or “DundeeWealth”) serves as the investment adviser to the Funds.  The Adviser’s principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, the Adviser is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.  As of December 31, 2012, DundeeWealth had approximately $475 million in assets under management.  Subject to the Board of Trustees’ supervision, DundeeWealth continuously reviews, supervises and administers the Funds’ investment programs.  DundeeWealth also ensures compliance with the Funds’ investment policies and guidelines.  For its services, the Adviser is entitled to a management fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. The table also indicates the actual management fees paid as a percentage of average net assets for the fiscal year ended September 30, 2012, after taking into account fee waivers and expense reimbursements.

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Fund	Contractual Management Fee	Management Fees Paid
JOHCM Emerging Markets Opportunities Fund	1.05%	N/A*

JOHCM International Select Fund	0.85%	0.68%

*The JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012 and therefore paid no management fees during the fiscal year ended September 30, 2012.

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of each of the Funds and the Institutional Shares for the JOHCM Emerging Markets Opportunities Fund from exceeding the following annual percentage rates of their average daily net assets, until January 31, 2014:

	Average Daily Net Assets
Fund	Institutional	Class I	Class II
JOHCM Emerging Markets Opportunities Fund	1.29%	1.39%	1.54%

JOHCM International Select Fund	N/A	1. 09%	1.34%

If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to a Fund, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of such Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Funds, DundeeWealth has responsibility over any Sub-Adviser.

Investment Sub-Adviser

JO Hambro Capital Management Ltd. (the “Sub-Adviser” or “JOHCM”) serves as the investment sub-adviser to the Funds.  The Sub-Adviser’s principal place of business is Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom.  As Sub-Adviser, JOHCM makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of September 30, 2012, JOHCM had approximately $14.1 billion in assets under management and advisement.  For its services, the Sub-Adviser is paid a fee by the Adviser.

Discussions regarding the basis for the Board of Trustees’ approval of the investment management agreement and sub-advisory agreement for the JOHCM International Select Fund are available in the Fund’s semi- annual report to shareholders for the six months ended March 31, 2011 and annual report to shareholders for the year ended September 30, 2011, respectively.  A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement and sub-advisory agreement for the JOHCM Emerging Markets Opportunities Fund will be available in that Fund’s first semi-annual or annual report to shareholders.

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Investment Team
Each of the Funds is managed by two investment professionals and may be supported by a number of analysts.  The members of the Funds’ management teams and the name of the Fund each is responsible for the day-to-day management of are listed below.

Christopher J.D. Lees, CFA
Senior Fund Manager
JOHCM International Select Fund

Christopher Lees joined JOHCM in September 2008.  Christopher is the Senior Fund Manager for the Global and EAFE strategies.  Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams.  In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios.  Prior to 2002, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team.  Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe and Asia.

Nudgem Richyal, CFA
Fund Manager
JOHCM International Select Fund

Nudgem Richyal joined JOHCM in June 2008.  Nudgem is a Fund Manager for Global and International/EAFE strategies.  Prior to joining JOHCM, Nudgem spent more than 7 years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008).  Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies.  Before Baring, he worked at Hill Samuel Asset Management London for one year.  Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England.  Nudgem was voted FN100 Rising Star 2007 by efinancial news.

James Syme, CFA
Senior Fund Manager
JOHCM Emerging Markets Opportunities Fund

James Syme joined JOHCM in May 2011.  James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates. During this time, peak assets under management for their mandates was over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Prior to 1997, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charterholder and holds a BA Honours Degree in Geography from the University of Cambridge.

Paul Wimborne
Fund Manager
JOHCM Emerging Markets Opportunities Fund

Paul Wimborne joined JOHCM in April 2011.  Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James

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Syme. At Baring, Paul was lead or deputy manager for 14 emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology and is an affiliate member of the CFA.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Institutional Shares of the JOHCM Emerging Markets Opportunities Fund are primarily for institutional investors investing for their own or their customers’ accounts.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Funds, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Institutional Shares is $1,000,000, the minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000.  There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Funds do not accept third-party checks or credit card purchases.  The Funds may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.  You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason.  The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Funds’ policy on short-term trading, see “Market Timing Policies and Procedures.”

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The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.  Please contact the Funds for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Funds calculate the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Funds may telephone you to verify information you have provided.  If you do not provide the required information, or if the Funds’ representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Funds reserve the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, each Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

As the Funds invest in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

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How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required

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to sell your shares.  The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds.  For more information about the Funds’ policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

You may exchange Institutional Shares of the JOHCM Emerging Markets Opportunities Fund for Institutional Shares of any other DundeeWealth Fund.

You may exchange Class I Shares of a Fund for Class I Shares of any other DundeeWealth Fund.

You may exchange Class II Shares of a Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.  If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the

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Funds’ holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees.  For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

●
Shareholders are restricted from making more than 4 “round trips” into or out of a Fund in any calendar year.  If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders.  The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

●
The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.  Purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Funds, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

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However, the Funds reserve the right to close your account at the then-current day’s price if they are unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds.  If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Funds reserve the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law.  The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plans

The Funds have adopted Shareholder Servicing Plans (the “Service Plans”) that allow Class I and Class II Shares of the JOHCM Emerging Markets Opportunities Fund and Class II Shares of the JOHCM International Select Fund to use their assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the JOHCM Emerging Markets Opportunities Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I Shares’ and 0.25% of its Class II Shares’ average daily net assets and the JOHCM International Select Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II shares’ average daily net assets.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and their shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Funds’ SAI.  The Adviser and Sub-Adviser do

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not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  A Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to DundeeWealth Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

Distributions

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.  If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing prior to the date of the distribution.  Your election will be effective for distributions paid after the Funds receive your written notice.  To cancel your election, simply send the Funds written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general,  Fund distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax).    Also, Fund distributions to noncorporate shareholders attributable to “qualified dividends” received by a Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates,  as long as certain other requirements are met.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

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Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of a Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds will be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities.  The Funds may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit subject to applicable limitations or (ii) to take that amount as an itemized deduction.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund.  If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method.  In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

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Backup Withholding

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to “backup withholding” by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so that they are “exempt recipients” or are otherwise not subject to backup withholding.  The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax.  In addition, for taxable years of the Funds beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax.  All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning January 1, 2014, the Funds will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply to the portions of the Funds’ distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in a Fund could have additional tax consequences.  This summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

Additional tax information is provided in the Funds’ SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the JOHCM International Select Fund’s financial performance since inception.  The table that follows presents performance information about Class I and Class II Shares of the JOHCM International Select Fund.  Some of the information is presented on a per share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in the JOHCM International Select Fund.  The information for the fiscal years ended September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2012 fiscal year, KPMG LLP’s report, along with the JOHCM International Select Fund’s financial statements, is included in the JOHCM International Select Fund’s 2012 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of the DundeeWealth Funds.  Because the JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012 there are no financial highlights to report.

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JOHCM International Select Fund – CLASS I SHARES
For a Fund Share Outstanding Throughout Each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(4)

Net Asset Value - Beginning of Period	$11.17	$12.08	$10.50	$10.00
Income from Investment Operations:
Net investment income(1)	0.14	0.11	0.15	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	(0.92)	1.44	0.46
Total from investment operations	1.98	(0.81)	1.59	0.50

Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.01)	--
Distributions from realized capital gains	(0.00)(3)	(0.03)	--	--
Total distributions	(0.09)	(0.10)	(0.01)	--
Redemption fees added to paid-in capital(1)	0.00(3)	0.00(3)	0.00(3)	--

Net Asset Value – End of Period	$13.06	$11.17	$12.08	$10.50

Total Return	17.87%	(6.86)%	15.18%	5.00%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$197,691	$94,501	$34,051	$13,080
Operating expenses:
Before expense reimbursement/waiver	1.26%	1.42%	2.40%	4.19%(6)
After expense reimbursement/waiver	1.09%	1.09%	1.09%	1.09%(6)
Net investment income after expense reimbursement/waiver	1.10%	0.84%	1.43%	2.19%(6)
Portfolio turnover rate(2)	50.69%	83.25%	79.52%	41.71%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(3)	Amount represents less than $0.005 per share.
(4)	Class I Shares commenced investment operations on July 29, 2009.
(5)	Non-annualized.
(6)	Annualized.

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JOHCM International Select Fund – CLASS II SHARES
For a Fund Share Outstanding Throughout Each Period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Period Ended September 30, 2010(4)

Net Asset Value - Beginning of Period	$11.22	$12.07	$11.12
Income from Investment Operations:
Net investment income(1)	0.14	0.07	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	(0.89)	0.84
Total from investment operations	1.95	(0.82)	0.95

Distributions:
Dividends from net investment income	(0.06)	--	--
Distributions from realized capital gains	(0.00)(3)	(0.03)	--
Total distributions	(0.06)	(0.03)	--
Redemption fees added to paid-in capital(1)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value – End of Period	$13.11	$11.22	$12.07

Total Return	17.53%	(6.85)%	8.54%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	13,797	$4,116	$2,631
Operating expenses:
Before expense reimbursement/waiver	1.51%	1.67%	2.65%(6)
After expense reimbursement/waiver	1.34%	1.34%	1.34%(6)
Net investment income after expense reimbursement/waiver	1.12%	0.54%	2.12%(6)
Portfolio turnover rate(2)	50.69%	83.25%	79.52%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(3)	Amount represents less than $0.005 per share.
(4)	Class II Shares commenced investment operations on March 31, 2010.
(5)	Non-annualized.
(6)	Annualized.

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DundeeWealth Funds

Investment Adviser	Legal Counsel
DundeeWealth US, LP	Drinker Biddle & Reath LLP
1160 West Swedesford Road	One Logan Square, Ste. 2000
Suite 140	Philadelphia, PA 19103-6996
Berwyn, PA 19312

On or about February 28, 2013,
DundeeWealth US, LP is relocating to:
1055 Westlakes Drive
Suite 301
Berwyn, PA 19312

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME  04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI):  The SAI includes detailed information about the Fund s and DundeeWealth Funds.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:  Additional information about the JOHCM International Select Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  Additional information about the JOHCM Emerging Markets Opportunities Fund will be available in the Fund’s first annual and semi-annual reports to shareholders. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone:	1-888-572-0968

By Mail:	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679
Providence, RI 02940-9679

By Internet: The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds’ website at http://www.dundeewealthus.com.

From the SEC:  You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC  20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds’ Investment Company Act registration number is 811-21913.

Prospectus
February 1, 2013

Mount Lucas U.S. Focused Equity Fund
a series of DundeeWealth Funds

Class I Shares (Ticker: BMLEX)
Class II Shares

Investment Adviser:
DundeeWealth US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Investment Objective:  The investment objective of the Mount Lucas U.S. Focused Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.
	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.99%	1.24%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	1.74%	1.99%
Fee Waivers and Reimbursements	(0.79)%	(0.79)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.95%	1.20%
(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$242	$1,177	$2,174	$4,965
Class II Shares	$122	$548	$1,000	$2,253

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118.67% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities.  The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities.  The Fund’s sub-adviser, Mount Lucas Management LP (the “Sub-Adviser”), selects investments for the Fund based upon a proprietary equity model developed by the firm’s principals that screens and ranks stocks within the S&P 500® Index.  The Sub-Adviser’s approach is purely quantitative.  The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria.  Price momentum is calculated as

1

the percentage change in the price of a stock between two dates.  These securities may be traded over-the-counter or listed on an exchange.   While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Sub-Adviser’s computer equity model favors such sector or sectors.

The Sub-Adviser’s strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser’s belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

2

Annual Returns
For the years ended December 31

Best Quarter

6/30/09	26.54%

Worst Quarter

12/31/08	(24.88)%

Average Annual Total Returns
For the Periods Ended December 31, 2012

	1 Year	5 Years	Since Inception (October 1, 2007) *
Before Taxes	15.62%	0.70%	(0.26)%
After Taxes on Distributions	15.38%	0.43%	(0.54)%
After Taxes on Distributions and Sale of Fund Shares	10.48%	0.52%	(0.30)%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	0.68%

* While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, the Adviser is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Mount Lucas Management LP

Portfolio Managers:

Tim Rudderow President and Chief Investment Officer Mount Lucas Management LP Length of Service: Since 1986
Nan Lu Portfolio Manager and Director of Quantitative Equities Mount Lucas Management LP Length of Service: Since 2004

3

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments.  Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements.  The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).  The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

More Information About the Fund

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”).  This is a non-fundamental policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.  For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.  The Fund must comply with its 80% Policy at the time the Fund invests its assets.  Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control.  These transactions will increase the Fund’s “portfolio turnover.”  A

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100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies.  The Fund will normally invest in the types of securities described in this prospectus.  In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).  Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.dundeewealthus.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month.  This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Fund may terminate or modify this policy at any time without further notice to shareholders.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

DundeeWealth US, LP (the “Adviser” or “DundeeWealth”) serves as the investment adviser to the Fund.  The Adviser’s principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312.  On or about February 28, 2013, the Adviser is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.  As of December 31, 2012, DundeeWealth had approximately $475 million in assets under management.  Subject to the Board of Trustees’ supervision, DundeeWealth continuously reviews, supervises and administers the Fund’s investment programs.  DundeeWealth also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund.  During the fiscal year ended September 30, 2012, after taking into account fee waivers and expense reimbursements, the Adviser received no fees from the Fund.

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The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares with respect to the Fund until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Fund, DundeeWealth has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Mount Lucas Management LP (the “Sub-Adviser” or “Mount Lucas”) serves as sub-adviser to the Fund.  The Sub-Adviser’s principal place of business is 405 South State Street, Newtown, PA  18940.  As Sub-Adviser, Mount Lucas makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2012, Mount Lucas had approximately $1.39 billion in assets under management.  For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2011.

Investment Team
The Fund is managed by a team of investment professionals.  All members of the investment team play an integral part in overseeing the quantitative computer model that selects the Fund’s investments.  The members of the Fund’s management team are listed below.

Tim Rudderow
President & CIO

Mr. Rudderow was a co-founder of Mount Lucas in 1986 and is the firm’s President, overseeing all of its activities.  He has been in the investment business for more than thirty years, beginning in the late 1970s at Commodities Corporation where he worked on the grain markets and on the design and management of technical trading systems.  Mr. Rudderow holds a BA in Mathematics from Rutgers University and an MBA in Management Analysis from Drexel University.

Nan Lu
Portfolio Manager & Director of Quantitative Equities

Ms. Lu has worked in financial analytical modeling and simulation since 2000.  A specialist in stochastic modeling of international financial markets, she provides key leadership in risk management, financial engineering and dynamic optimization.  Before joining Mount Lucas in 2004, Ms. Lu was a founding partner of Frontier Wealth Management.  Ms. Lu received a Masters degree from Princeton University in Financial Engineering and a PhD from The Johns Hopkins University in Computational Fluid Dynamics.

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The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000.  There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund does not accept third-party checks or credit card purchases.  The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.  You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason.  The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.  Please contact the Fund for more information.

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General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided.  If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, the Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

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How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Fund may also redeem in kind to discourage short-term trading of shares.

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Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I shares because of redemptions you may be required to sell your shares.  The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund.  For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other DundeeWealth Fund.

You may exchange Class II Shares of the Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.  If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses

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on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

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Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year.  If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders.  The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

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The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders.  Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s

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identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund.  If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Fund reserves the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law.  The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some

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circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the SAI.  The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to DundeeWealth Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for distributions paid after the Fund receives your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax).  Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met.  The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if

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any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange.  If your account is held by your broker or other financial advisor, they may select a different cost basis method.  In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

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Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”  The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax.  In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax.  All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning on January 1, 2014, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences.  This summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception.  The table that follows presents performance information about Class I Shares of the Fund.  Some of the information is presented on a per share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund.  The information for the fiscal years ended September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2012 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2012 Annual Report, which is available, without charge, upon request.  Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of the DundeeWealth Funds. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

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MOUNT LUCAS U.S. FOCUSED EQUITY FUND – CLASS I SHARES
For a Fund Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$7.09	$7.69	$6.49	$7.07	$10.00
Income (Loss) from Investment Operations:
Net investment income(1)	0.12	0.14	0.07	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.66	(0.81)	1.19	(0.51)	(2.99)
Total from investment operations	1.78	(0.67)	1.26	(0.41)	(2.87)

Less Distributions:
Dividends from net investment income	(0.16)	(0.05)	(0.07)	(0.17)	(0.06)
Total distributions	(0.16)	(0.05)	(0.07)	(0.17)	(0.06)
Adviser contribution	0.01	0.12	--	--	--
Redemption fees added to paid- in capital(1)	-	0.00(2)	0.01	0.00(2)	--

Net Asset Value – End of Period	$8.72	$7.09	$7.69	$6.49	$7.07

Total Return	25.38%(3)	(7.25)%(3)	19.60%	(5.16)%	(28.88)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$26,060	$17,003	$9,588	$3,827	$4,725
Operating expenses:
Before expense reimbursement/waiver	1.74%	1.74%	3.39%	7.91%	6.39%
After expense reimbursement/waiver	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income:
After expense reimbursement/waiver	1.50%	1.68%	0.95%	1.92%	1.41%
Portfolio turnover rate	118.67%	102.57%	120.20%	178.60%	89.99%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.
(3)
Absent the Adviser Contribution per the Agreement between the Adviser and the Fund, as described in Note 5 of the Fund’s annual report to shareholders for the fiscal year ended September 30, 2012, total return would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.

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DundeeWealth Funds

Investment Adviser	Legal Counsel
DundeeWealth US, LP	Drinker Biddle & Reath LLP
1160 West Swedesford Road	One Logan Square, Ste. 2000
Suite 140	Philadelphia, PA 19103-6996
Berwyn, PA 19312

On or about February 28, 2013, DundeeWealth US, LP is relocating to: 1055 Westlakes Drive Suite 301 Berwyn, PA 19312

Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI):  The SAI includes detailed information about the Fund and DundeeWealth Funds.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	DundeeWealth Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.dundeewealthus.com.

From the SEC:  You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds’ Investment Company Act registration number is 811-21913.

Prospectus

February 1, 2013

SMITH GROUP LARGE CAP CORE GROWTH FUND
a series of DundeeWealth Funds

Class I Shares (Ticker: BSLGX)
Class II Shares

Investment Adviser:
DundeeWealth US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

SMITH GROUP LARGE CAP CORE GROWTH FUND

Investment Objective: The investment objective of the Smith Group Large Cap Core Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%	0.61%
Other Expenses	0.45%	0.70%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	1.06%	1.31%
Fee Waivers and Reimbursements	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.79%	1.04%
(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)
The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$202	$776	$1,396	$3,174
Class II Shares	$106	$389	$692	$1,555

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.59% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the “Sub-Adviser”), believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index.  As of December 31, 2012, the capitalization range of the

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Russell 1000® Growth Index was between approximately $231 million and $499.7 billion.  These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of large capitalization stocks, the Sub-Adviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.

Principal Risks of Investing in the Fund:  Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through

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tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Returns
For the years ended December 31

Best Quarter 12/31/10	14.47%

Worst Quarter 12/31/08	(24.56)%

Average Annual Total Returns for the Periods Ended December 31, 2012

	1 Year	5 Years	Since Inception (June 1, 2007) *
Before Taxes	12.54%	(1.98)%	(1.55)%
After Taxes on Distributions	12.40%	(2.04)%	(1.62)%
After Taxes on Distributions and Sale of Fund Shares	8.33%	(1.68)%	(1.32)%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	0.87%

* While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, the Adviser is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Smith Asset Management Group, L.P.

Portfolio Managers:
Stephen S. Smith, CFA Chief Executive Officer and Chief Investment Officer, Smith Asset Management Group, L.P.; 1995 - Present
John D. Brim, CFA Portfolio Manager and Chief Compliance Officer, Smith Asset Management Group, L.P.; 1998 – Present

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Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000.  There is no minimum for subsequent investments.  Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements.  The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).  The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  Additionally, you will recognize gain or loss when you redeem shares.  However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About The Fund

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”).  This is a non-fundamental investment policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.  For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.  The Fund must comply with its 80% Policy at the time the Fund invests its assets.  Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Change in Market Capitalization – The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities.  If a security that is within the range for the Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies.  However, this change could affect the Fund’s flexibility in making new investments.

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Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control.  These transactions will increase the Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to Shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus.  In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).  Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.dundeewealthus.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month.  This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Fund may terminate or modify this policy at any time without further notice to shareholders.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

DundeeWealth US, LP (the “Adviser” or “DundeeWealth”) serves as the investment adviser to the Fund.  The Adviser’s principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.  On or about February 28, 2013, the Adviser  is relocating to 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.  As of December 31, 2012, DundeeWealth had approximately $475 million in assets under management.  Subject to the Board of Trustees’ supervision, DundeeWealth continuously reviews, supervises and administers the Fund’s investment programs.  DundeeWealth also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.61% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund.  During the fiscal year

6

ended September 30, 2012, after taking into account fee waivers and expense reimbursements, the Adviser received 0.34% (expressed as a percentage of average net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares with respect to the Fund until January 31, 2014.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement

As investment adviser to the Fund, DundeeWealth has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Smith Asset Management Group, L.P. (the “Sub-Adviser” or “Smith”) serves as the investment sub-adviser to the Fund.  The Sub-Adviser’s principal place of business is 100 Crescent Court, Suite 1150, Dallas, TX  75201.  Smith makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  As of December 31, 2012, Smith had approximately $2.25 billion in assets under management.  For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2011.

Investment Team

The Fund is managed by a team of investment professionals headed by Stephen S. Smith.  Although Mr. Smith is primarily responsible for making investment decisions for the Fund, each member of the investment team, regardless of title, plays an integral part in generating investment ideas and are involved in making securities recommendations for the Fund.  The members of the Fund’s management team are listed below.

Stephen S. Smith, CFA
Chief Executive Officer and Chief Investment Officer, Smith Asset Management Group, L.P.; 1995 - Present
MBA – University of Alabama
BS Industrial Engineering – University of Alabama
Chartered Financial Analyst (CFA) awarded in 1981.
Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

John D. Brim, CFA
Portfolio Manager and Chief Compliance Officer, Smith Asset Management Group, L.P.; 1998 – Present
BS Economics – Texas A&M University
Chartered Financial Analyst (CFA) awarded in 1998.
Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

7

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000.  There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund does not accept third-party checks or credit card purchases.  The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.  You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason.  The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.  Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.

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Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided.  If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, the Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

9

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Fund may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I Shares because of redemptions you may be required to sell your shares.  The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the SAI.

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How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund.  For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other DundeeWealth Fund.  You may exchange Class II Shares of the Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.  If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees.  For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

●	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion,

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reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

●
The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders.  Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund.  If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Fund reserves the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

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Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law.  The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the SAI.  The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to DundeeWealth Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

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Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for distributions paid after the Fund receives your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax).  Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rates, as long as certain other requirements are met.  The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution

14

received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange.  If your account is held by your broker or other financial advisor, they may select a different cost basis method.  In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”  The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax.  In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax.  All other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some

15

cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning  January 1, 2014, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences.  This short summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception.  The table that follows presents performance information about Class I Shares of the Fund.  Some of the information is presented on a per share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund.  The information for the fiscal years ended September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2012 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2012 Annual Report, which is available, without charge, upon request.  Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of the Trust. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

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SMITH GROUP LARGE CAP CORE GROWTH FUND – CLASS I SHARES
For a Fund Share Outstanding Throughout Each Year

	For the Year Ended September 30
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Year	$7.15	$6.77	$6.31	$7.87	$10.31
Income (Loss) from Investment Operations:
Net investment income(1)	0.04	0.05	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.84	0.37	0.46	(1.56)	(2.43)
Total from investment operations	1.88	0.42	0.48	(1.54)	(2.41)

Less Distributions:

Dividends from net investment income	(0.02)	(0.04)	(0.02)	(0.02)	(0.03)
Total distributions	(0.02)	(0.04)	(0.02)	(0.02)	(0.03)
Redemption fees added to paid-in capital(1)	0.00(2)	0.00(2)	0.00(2)	--	--

Net Asset Value – End of Year	$9.01	$7.15	$6.77	$6.31	$7.87

Total Return	26.37%	6.15%	7.64%	(19.59)%	(23.46)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$67,141	$52,671	$41,990	$26,880	$29,548
Operating expenses:
Before expense reimbursement/waiver	1.06%	1.29%	1.99%	2.59%	2.59%
After expense reimbursement/waiver	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income:
After expense reimbursement/waiver	0.43%	0.61%	0.32%	0.35%	0.20%
Portfolio turnover rate	60.59%	84.41%	90.26%	138.18%	112.00%

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      Amount represents less than $0.005.

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DundeeWealth Funds

Investment Adviser	Legal Counsel

DundeeWealth US, LP	Drinker Biddle & Reath LLP
1160 West Swedesford Road	One Logan Square, Ste. 2000
Suite 140	Philadelphia, PA 19103-6996
Berwyn, PA 19312

On or about February 28, 2013,
DundeeWealth US, LP is relocating to:
1055 Westlakes Drive
Suite 301
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME  04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI):  The SAI includes detailed information about the Fund and DundeeWealth Funds.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone:	1-888-572-0968

By Mail:	DundeeWealth Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679
Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.dundeewealthus.com.

From the SEC:  You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds’ Investment Company Act registration number is 811-21913.